Marketable Securities Disclosure: Schedule of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Unrealized gain (loss) on marketable securities	$ (15,518)	$ 26,091
Marketable securities, current	$ 15,274	$ 30,792